Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Disclosure of Transactions Between Group and Other Related Parties

a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel
Interest expense

	For the six months Ended June 30
Related Party Category/Name	2021	2022
Related party in substance / JANK Howden Pty Ltd	$45,522	$—
Key Management Personnel / Others	4,552	—

	$50,074	$—

Schedule of Key Management Personnel Compensation
b.	Compensation of Key Management Personnel

	For the six months Ended June 30
Related Party Category/Name	2021	2022
Short-term employee benefits	$1,073,166	$1,102,592
Post-employment benefits	58,300	242,554
Share-based payments recognized	765,201	602,988

	$1,896,667	$1,948,134